SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund

June 30, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 69.12%
Basic Materials — 1.75%
$600,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.27%, 11/15/23(a)	$610,887
300,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	324,800
750,000	International Flavors & Fragrances, Inc., 0.70%, 9/15/22(b)	750,778
300,000	Nutrien Ltd., 3.15%, 10/1/22	307,990
		1,994,455
Communications — 5.09%
1,000,000	AT&T, Inc., 0.90%, 3/25/24	1,002,045
1,550,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	1,604,438
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD, 4.50%, 2/1/24	1,633,781
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 0.81%, 4/15/24(a)	151,767
800,000	Thomson Reuters Corp., 3.85%, 9/29/24	867,601
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	548,741
		5,808,373
Consumer, Cyclical — 3.30%
400,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	399,067
650,000	Daimler Finance North America LLC, 0.75%, 3/1/24(b)	649,854
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	524,033
750,000	General Motors Financial Co., Inc., 3.70%, 5/9/23	787,584
250,000	General Motors Financial Co., Inc., 4.15%, 6/19/23	265,570
807,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	829,151
300,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(b)	306,244
		3,761,503
Consumer, Non-cyclical — 6.89%
1,000,000	AbbVie, Inc., 3.25%, 10/1/22	1,028,110
300,000	AbbVie, Inc., 3.45%, 3/15/22	305,074
500,000	Amgen, Inc., 3.63%, 5/22/24	538,343
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.16%, 6/6/22(a)	126,013
634,000	Becton Dickinson and Co., 2.89%, 6/6/22	647,894
750,000	Becton Dickinson and Co., 3.36%, 6/6/24	803,504
350,000	Bristol-Myers Squibb Co., 0.54%, 11/13/23	350,189
600,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.07%, 7/15/23(a)	607,764
35,000	CVS Health Corp., 3.70%, 3/9/23	36,841
350,000	EMD Finance LLC, 2.95%, 3/19/22(b)	355,075
250,000	Equifax, Inc., 3.60%, 8/15/21	250,985
300,000	Gilead Sciences, Inc., 0.75%, 9/29/23	300,218
250,000	HCA, Inc., 4.75%, 5/1/23	267,966
250,000	HCA, Inc., 5.88%, 5/1/23	271,321
500,000	Keurig Dr Pepper, Inc., 0.75%, 3/15/24	500,528

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$750,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	$784,892
250,000	Stryker Corp., 0.60%, 12/1/23	249,940
250,000	United Rentals North America, Inc., 5.88%, 9/15/26	259,411
175,000	Viatris, Inc., 1.13%, 6/22/22(b)	176,247
		7,860,315
Energy — 7.77%
250,000	Cheniere Energy Partners LP, 5.63%, 10/1/26	259,375
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 1.06%, 5/15/22(a)	150,905
250,000	Enbridge, Inc., 2.90%, 7/15/22	255,902
550,000	Enbridge, Inc., 4.00%, 10/1/23	587,382
250,000	Energy Transfer LP, 3.45%, 1/15/23	258,360
500,000	Energy Transfer LP, 5.88%, 1/15/24	553,950
200,000	Energy Transfer Operating LP, 3.60%, 2/1/23	207,505
250,000	Energy Transfer Operating LP, 5.20%, 2/1/22	253,848
250,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	269,542
300,000	Kinder Morgan Energy Partners LP, 5.00%, 10/1/21	300,000
800,000	Kinder Morgan, Inc., 5.63%, 11/15/23(b)	880,728
250,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 1.22%, 9/9/22(a)	250,141
450,000	ONEOK Partners LP, 3.38%, 10/1/22	462,420
750,000	ONEOK, Inc., 2.75%, 9/1/24	789,211
250,000	ONEOK, Inc., 4.25%, 2/1/22	253,093
450,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	449,972
250,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	255,139
300,000	Spectra Energy Partners LP, 4.75%, 3/15/24	329,289
300,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	307,491
500,000	Williams Cos., Inc. (The), 3.60%, 3/15/22	508,528
300,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	301,280
600,000	Williams Cos., Inc. (The), 4.30%, 3/4/24	652,138
300,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	325,064
		8,861,263
Financial — 27.12%
1,252,000	American Tower Corp., REIT, 5.00%, 2/15/24	1,388,452
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 0.86%, 5/19/22(a),(b)	251,470
500,000	Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(b)	547,075
650,000	Bank of America Corp., (SOFR RATE + 0.410%), MTN, 0.52%, 6/14/24(c)	649,886
300,000	Bank of America Corp., (SOFR RATE + 0.740%), MTN, 0.81%, 10/24/24(c)	301,022
475,000	Bank of America Corp., (SOFR RATE + 0.690%), 0.98%, 4/22/25(c)	476,417
1,250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 1.13%, 7/23/24(a)	1,267,202

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$750,000	Bank of America Corp., (LIBOR USD 3-Month + 0.790%), 3.00%, 12/20/23(c)	$777,384
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 0.75%, 9/19/22(a)	251,627
200,000	Bank of Nova Scotia (The), 1.63%, 5/1/23	204,474
250,000	Barclays Plc, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.800%), 1.01%, 12/10/24(c)	250,968
250,000	Barclays Plc, 3.20%, 8/10/21	250,766
263,000	Barclays Plc, 3.68%, 1/10/23	267,464
250,000	BNP Paribas SA, 2.95%, 5/23/22(b)	255,809
500,000	BNP Paribas SA, 3.38%, 1/9/25(b)	537,225
250,000	BNP Paribas SA, 3.50%, 3/1/23(b)	262,226
350,000	BNP Paribas SA, 3.80%, 1/10/24(b)	375,414
83,000	Camden Property Trust, REIT, 4.88%, 6/15/23	88,811
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.78%, 9/13/23(a)	303,673
500,000	Canadian Imperial Bank of Commerce, 3.10%, 4/2/24	531,638
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 0.82%, 6/9/27(a)	999,919
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 0.87%, 10/27/22(a)	251,669
250,000	Citigroup, Inc., (SOFR RATE + 0.669%), 0.98%, 5/1/25(c)	250,670
200,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 1.13%, 7/24/23(a)	201,553
1,000,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 2.88%, 7/24/23(c)	1,025,491
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 0.67%, 1/10/23(a)	251,498
750,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	785,053
250,000	Credit Agricole SA, 3.38%, 1/10/22(b)	254,023
590,000	Credit Agricole SA, 3.75%, 4/24/23(b)	624,614
250,000	Credit Suisse Group AG, 3.57%, 1/9/23(b)	253,934
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	519,922
500,000	Crown Castle International Corp., 3.20%, 9/1/24	534,400
850,000	Goldman Sachs Group, Inc. (The), Series VAR, (SOFR RATE + 0.538%), Series VAR, 0.63%, 11/17/23(c)	850,435
500,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.572%), 0.67%, 3/8/24(c)	500,915
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 0.90%, 2/23/23(a)	403,520
250,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.990%), 2.91%, 7/24/23(c)	256,265
200,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	214,376
550,000	HSBC Holdings Plc, (SOFR RATE + 0.707%), 0.98%, 5/24/25(c)	549,835
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.055%), 3.26%, 3/13/23(c)	255,064
225,000	HSBC Holdings Plc, 3.60%, 5/25/23	238,216
350,000	HSBC Holdings Plc, 3.95%, 5/18/24(c)	371,703
200,000	ING Groep NV, 3.15%, 3/29/22	204,132
250,000	ING Groep NV, 4.10%, 10/2/23	269,447

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), Series FRN, 0.63%, 6/23/25(a)	$500,252
250,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), 0.70%, 3/16/24(c)	250,780
1,000,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.850%), GMTN, 1.04%, 1/10/25(a)	1,013,001
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 1.08%, 4/25/23(a)	251,599
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.730%), 3.56%, 4/23/24(c)	263,638
400,000	Lloyds Banking Group Plc, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.550%), 0.70%, 5/11/24(c)	401,063
350,000	Lloyds Banking Group Plc, 2.86%, 3/17/23(c)	355,986
200,000	Lloyds Banking Group Plc, (LIBOR USD 3-Month + 0.810%), 2.91%, 11/7/23(c)	206,228
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	253,576
1,000,000	Mid-America Apartments LP, 4.30%, 10/15/23	1,073,471
300,000	Morgan Stanley, (SOFR RATE + 0.455%), MTN, 0.53%, 1/25/24(c)	299,905
1,000,000	Morgan Stanley, (SOFR RATE + 0.616%), 0.73%, 4/5/24(c)	1,002,213
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 1.11%, 7/22/22(a)	200,100
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 1.58%, 10/24/23(a)	254,032
500,000	Nordea Bank Abp, 3.75%, 8/30/23(b)	533,532
1,000,000	Regions Financial Corp., 3.80%, 8/14/23	1,065,973
500,000	Santander UK Group Holdings Plc, 3.37%, 1/5/24(c)	520,362
492,000	Santander UK Group Holdings Plc, 3.57%, 1/10/23	499,850
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 0.82%, 3/14/22(a),(b)	200,846
425,000	UBS AG, 0.45%, 2/9/24(b)	422,720
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 0.76%, 1/11/23(a)	251,897
1,695,000	Willis North America, Inc., 3.60%, 5/15/24	1,822,832
		30,949,513
Industrial — 3.09%
500,000	Boeing Co. (The), 1.17%, 2/4/23	501,856
250,000	Boeing Co. (The), 1.43%, 2/4/24	250,641
185,000	L3Harris Technologies, Inc., 3.95%, 5/28/24	200,466
500,000	Raytheon Technologies Corp., 3.20%, 3/15/24	531,643
325,000	Roper Technologies, Inc., 0.45%, 8/15/22	325,192
250,000	Siemens Financieringsmaatschappij NV, 0.65%, 3/11/24(b)	250,241
1,469,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	1,470,899
		3,530,938
Technology — 7.98%
600,000	Autodesk, Inc., 3.60%, 12/15/22	621,312
1,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	1,068,197

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$250,000	Broadcom, Inc., 4.70%, 4/15/25	$281,438
650,000	Dell International LLC / EMC Corp., 4.00%, 7/15/24	706,575
1,150,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	1,247,494
200,000	Hewlett Packard Enterprise Co., (LIBOR USD 3-Month + 0.720%), 0.91%, 10/5/21(a)	200,026
1,250,000	Leidos, Inc., 2.95%, 5/15/23	1,299,650
275,000	Microchip Technology, Inc., 0.97%, 2/15/24(b)	274,940
500,000	Microchip Technology, Inc., 0.98%, 9/1/24(b)	497,811
550,000	NXP BV / NXP Funding LLC, 3.88%, 9/1/22(b)	570,533
1,100,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	1,182,064
500,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	527,301
250,000	Open Text Corp., 5.88%, 6/1/26(b)	258,684
375,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	375,973
		9,111,998
Utilities — 6.13%
425,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	425,209
300,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	300,019
1,000,000	CenterPoint Energy, Inc., (SOFR RATE + 0.650%), 0.68%, 5/13/24(a)	1,001,944
148,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	158,983
510,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	510,006
600,000	Dominion Energy, Inc., Series B, 2.75%, 9/15/22	612,682
215,000	Emera US Finance LP, 0.83%, 6/15/24(b)	214,143
500,000	Evergy, Inc., 2.45%, 9/15/24	523,371
375,000	Florida Power & Light Co., (LIBOR USD 3-Month + 0.380%), 0.56%, 7/28/23(a)	375,066
350,000	NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	351,213
875,000	OGE Energy Corp., 0.70%, 5/26/23	874,850
500,000	Sempra Energy, 2.90%, 2/1/23	517,745
300,000	Southern Co. (The), Series 21-A, 0.60%, 2/26/24	299,418
150,000	WEC Energy Group, Inc., 0.55%, 9/15/23	150,065
675,000	WEC Energy Group, Inc., 0.80%, 3/15/24	676,760
		6,991,474

Total Corporate Bonds		78,869,832
(Cost $78,612,537)
Asset Backed Securities — 27.22%
790,000	Americredit Automobile Receivables Trust, Series 2018-3, Class D, 4.04%, 11/18/24	829,520
100,000	AmeriCredit Automobile Receivables Trust, 1.80%, 12/18/25	101,845
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	167,600
175,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	178,034
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	309,642

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	$389,036
219,794	Capital Auto Receivables Asset Trust, Series 2018-2, Class C, 3.69%, 12/20/23(b)	220,154
900,000	CarMax Auto Owner Trust, 1.28%, 7/15/27	894,944
250,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	251,380
800,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 5/15/24	807,562
350,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.95%, 11/15/23	355,842
200,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	205,525
205,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	212,016
185,000	CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24	192,601
290,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	302,780
145,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	151,852
450,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.41%, 10/15/25	468,441
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	310,229
705,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	730,628
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	103,633
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	129,135
572,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	631,768
1,000,000	CarMax Auto Owner Trust, Series 2020-3, Class D, 2.53%, 1/15/27	1,032,022
370,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class D, 3.51%, 9/15/23(b)	371,337
252,741	CNH Equipment Trust, Series 2019-A, Class A3, 3.01%, 4/15/24	256,961
157,290	Dell Equipment Finance Trust, Series 2018-2, Class B, 3.55%, 10/22/23(b)	157,715
650,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	654,595
603,000	Dell Equipment Finance Trust, Series 2019-1, Class B, 2.94%, 3/22/24(b)	610,389
150,000	Drive Auto Receivables Trust, 3.69%, 8/17/26	155,653
140,000	Drive Auto Receivables Trust, 2.28%, 8/17/26	143,087
900,000	Drive Auto Receivables Trust, 2.70%, 5/17/27	926,223
265,000	Drive Auto Receivables Trust, 3.18%, 10/15/26	274,274
30,493	Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	30,677

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$156,703	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	$159,915
620,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/26	645,101
128,157	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	129,292
1,000,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	1,037,303
130,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	131,996
105,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	106,389
265,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	272,652
125,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	127,267
1,100,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	1,106,954
500,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	499,672
105,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	106,117
425,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	431,021
1,150,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21%, 12/20/24	1,194,730
1,000,000	GM Financial Automobile Leasing Trust, Series 2020-3, Class D, 1.71%, 2/20/25	1,011,339
150,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class B, 3.27%, 1/16/24	153,932
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	61,663
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	51,409
325,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	323,165
420,000	Santander Drive Auto Receivables Trust, 1.64%, 11/16/26	425,652
1,000,000	Santander Drive Auto Receivables Trust, 1.48%, 1/15/27	1,012,240
315,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24	320,474
865,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07%, 8/15/24	885,285
103,442	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	104,225
100,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	102,786
400,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22%, 7/15/25	411,600
160,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	163,993

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$450,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	$450,597
1,100,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	1,101,056
450,000	Santander Retail Auto Lease Trust, 2.08%, 3/20/24(b)	459,531
505,000	Santander Retail Auto Lease Trust, Series 2019-A, Class B, 3.01%, 5/22/23(b)	510,850
300,000	Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 5/22/23(b)	304,164
240,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	244,780
500,000	Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24(b)	501,767
1,088,536	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	1,141,796
100,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(b)	102,385
1,475,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(b)	1,523,147
600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	602,656
183,924	Verizon Owner Trust, Series 2018-1A, Class B, 3.05%, 9/20/22(b)	184,175
220,000	Verizon Owner Trust, Series 2018-1A, Class C, 3.20%, 9/20/22(b)	220,326
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	174,022
4,887	World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A2A, 2.05%, 7/15/22	4,890

Total Asset Backed Securities		31,059,414
(Cost $31,013,165)
U.S. Government Agency Backed Mortgages — 1.04%
Fannie Mae — 0.01%
2,317	Pool #888467, 6.00%, 6/1/22	2,336
3,300	Series 2003-55, Class CD, 5.00%, 6/25/23	3,411
2,332	Series 2012-1, Class GB, 2.00%, 2/25/22	2,337
		8,084
FREMF Mortgage Trust — 1.03%
1,120,000	3.99%, 7/25/49(b),(d)	1,177,550

Total U.S. Government Agency Backed Mortgages		1,185,634
(Cost $1,185,428)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Investment Company — 0.18%
207,348	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$207,348

Total Investment Company		207,348
(Cost $207,348)

Total Investments		$111,322,228
(Cost $111,018,478) — 97.56%
Other assets in excess of liabilities — 2.44%		2,780,986
NET ASSETS — 100.00%		$114,103,214

(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Affiliated investment.
Financial futures contracts as of June 30, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	65	September 2021	$19,834	USD	$8,022,930	Barclays Capital Group
Two Year U.S. Treasury Note	125	September 2021	42,928	USD	27,540,039	Barclays Capital Group
Total			$62,762

Abbreviations used are defined below:
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USD - United States Dollar